Earnings (Loss) Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Basic:
Income (loss) attributable to common stock	$ (432,236)	$ (917,911)	$ (375,972)	$ (1,164,963)	$ (700,483)	$ 13,501,925
Diluted:
Income (loss) attributable to common stock, including assumed conversions					$ (700,483)	$ 13,501,925
Weighted Average Common Shares Outstanding
Income (loss) attributable to common stock					321,226,043	122,234,935
Diluted:
Income (loss) attributable to common stock, including assumed conversions					321,226,043	237,835,850
Basic:
Income (loss) attributable to common stock						$ 0.11
Diluted:
Income (loss) attributable to common stock, including assumed conversions						$ 0.06